ALLOWANCE FOR LOAN AND LEASE LOSSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Activity in the ALLL
Balance at the beginning of the period	$ 8,595	$ 8,809	$ 9,200
Less: Charge-offs	791	298	1,885
Add: Recoveries	130	84	374
Add: Provisions			1,120
Balance at the end of the period	7,934	8,595	8,809
Amount of the ALLL allocated
Loans individually evaluated for impairment	52	471	303
Loans collectively evaluated for impairment	7,882	8,124	8,506
Total	7,934	8,595	8,809
Loans related to each balance in the ALLL by portfolio segment
Loans individually evaluated for impairment	9,403	9,225	8,642
Loans collectively evaluated for impairment	642,649	597,541	558,517
Total loans	652,052	606,766	567,159
Commercial [Member]
Activity in the ALLL
Balance at the beginning of the period	7,359	7,528	6,895
Less: Charge-offs	739	222	1,690
Add: Recoveries	99	53	364
Add: Provisions			1,959
Balance at the end of the period	6,719	7,359	7,528
Amount of the ALLL allocated
Loans individually evaluated for impairment	42	342	221
Loans collectively evaluated for impairment	6,677	7,017	7,307
Total	6,719	7,359	7,528
Loans related to each balance in the ALLL by portfolio segment
Loans individually evaluated for impairment	8,014	8,227	7,627
Loans collectively evaluated for impairment	374,781	346,148	328,298
Total loans	382,795	354,375	335,925
Residential real estate [Member]
Activity in the ALLL
Balance at the beginning of the period	1,084	1,109	2,113
Less: Charge-offs	41	27	176
Add: Recoveries	10	2	2
Add: Provisions			(830)
Balance at the end of the period	1,053	1,084	1,109
Amount of the ALLL allocated
Loans individually evaluated for impairment	10	118	82
Loans collectively evaluated for impairment	1,043	966	1,027
Total	1,053	1,084	1,109
Loans related to each balance in the ALLL by portfolio segment
Loans individually evaluated for impairment	978	987	1,015
Loans collectively evaluated for impairment	228,170	212,776	195,334
Total loans	229,148	213,763	196,349
Consumer and other retail [Member]
Activity in the ALLL
Balance at the beginning of the period	152	172	192
Less: Charge-offs	11	49	19
Add: Recoveries	21	29	8
Add: Provisions			(9)
Balance at the end of the period	162	152	172
Amount of the ALLL allocated
Loans individually evaluated for impairment		11
Loans collectively evaluated for impairment	162	141	172
Total	162	152	172
Loans related to each balance in the ALLL by portfolio segment
Loans individually evaluated for impairment	411	11
Loans collectively evaluated for impairment	39,698	38,617	34,885
Total loans	$ 40,109	$ 38,628	$ 34,885